CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements Of Operations
Total Revenues	$ 3,711,801	$ 665,365	$ 4,272,120	$ 731,486	$ 2,125,851	$ 552,579
Cost of Goods Sold	3,811,438	659,570	4,369,667	727,575	2,036,933	451,713
Total	(99,637)	5,795	(97,547)	3,911	88,918	100,866
Selling, general and administrative expenses	3,892,077	881,642	6,095,882	1,627,175	3,575,897	1,072,866
Impairment of goodwill						4,799,965
Loss from operations	(3,991,714)	(875,847)	(6,193,429)	(1,623,264)	(3,486,979)	(5,771,965)
Other Income (Expenses)
Loss from derivatives issued with debt greater than debt carrying value	(1,346,000)	(643,000)	(2,560,000)	(1,361,000)	(2,054,000)
Gain on fair market valuation of derivatives	1,017,000	656,000	(267,825)	656,000	673,000
Loss on property and equipment						(1,322)
Interest Expense	(234,363)	(212,279)	(450,313)	(295,232)	(1,278,721)	(62,203)
Total Other Income (Expense)	(563,363)	(199,279)	(3,278,138)	(1,000,232)	(2,659,721)	(63,525)
Loss before Provision for Income taxes	(4,555,077)	(1,075,126)	(9,471,567)	(2,623,496)	(6,146,700)	(5,835,490)
Provision for Income Taxes		1,650		1,650	1,650	879
Net Loss applicable to common shareholders	$ (4,555,077)	$ (1,076,776)	$ (9,471,567)	$ (2,625,146)	$ (6,148,350)	$ (5,836,369)
Net Loss per Common Share Basic and Diluted	$ (0.03)	$ (0.01)	$ (0.06)	$ (0.03)	$ (0.06)	$ (0.08)
Weighted Average Number of Common Shares Outstanding - Basic And Diluted	168,573,863	88,002,641	162,393,643	85,699,333	99,041,439	76,890,335